NATURE OF BUSINESS - Basis of Presentation (Details)	Mar. 31, 2021	Dec. 31, 2020
CareMax Medical Center, LLC
Nature of Business [Line Items]
Ownership interest held		100.00%
Broward
Nature of Business [Line Items]
Ownership interest held	100.00%	100.00%
Hialeah
Nature of Business [Line Items]
Ownership interest held	100.00%	100.00%
Homestead
Nature of Business [Line Items]
Ownership interest held	100.00%	100.00%
Miami
Nature of Business [Line Items]
Ownership interest held	100.00%	100.00%
North Miami
Nature of Business [Line Items]
Ownership interest held	100.00%	100.00%
Coral Way
Nature of Business [Line Items]
Ownership interest held	100.00%	100.00%
Tamarac
Nature of Business [Line Items]
Ownership interest held	100.00%	100.00%
Westchester
Nature of Business [Line Items]
Ownership interest held	100.00%	100.00%
Pembroke Pines
Nature of Business [Line Items]
Ownership interest held	100.00%	100.00%
Pines Care
Nature of Business [Line Items]
Ownership interest held	100.00%	100.00%
Little Havana One
Nature of Business [Line Items]
Ownership interest held	100.00%	100.00%
Little Havana Two
Nature of Business [Line Items]
Ownership interest held	100.00%	100.00%